Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Statement Of Income and Comprehensive Income [Abstract]
Shares and warrants issued for cash, fair market value	$ 2
Shares issued in exchange for warrants, fair market value	$ 2.50